Consolidated statements of comprehensive income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net earnings		$ 397	$ 654	$ 1,185	$ 1,588
Items that will be subsequently reclassified to net earnings
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $29 million for the three months ended June 30, 2023 and 2022, and $8 million and ($26) million for the six months ended June 30, 2023 and 2022, respectively		(80)	(77)	(22)	71
Items that will not be reclassified to net earnings
Actuarial (losses) gains on post-employment benefit plans, net of income taxes of $51 million and $(95) million for the three months ended June 30, 2022 and 2022, respectively, and $98 million and ($330) million for the six months ended June 30, 2023 and 2022, respectively	[1]	(136)	259	(263)	903
Net change in value of publicly-traded and privately-held investments, net of income taxes of nil and ($14) million for the three months ended June 30, 2023 and 2022, respectively, and ($3) million and ($14) million for the six months ended June 30, 2023 and 2022, respectively		(1)	(5)	16	(4)
Net change in value of derivatives designated as cash flow hedges, net of income taxes of $8 million and ($7) million for the three months ended June 30, 2023 and 2022, respectively and $6 million and ($4) million for the six months ended June 30, 2023 and 2022, respectively		(23)	19	(17)	11
Other comprehensive (loss) income		(240)	196	(286)	981
Total comprehensive (loss) income		157	850	899	2,569
Total comprehensive income attributable to:
Common shareholders		92	791	771	2,453
Preferred shareholders		46	35	92	69
Non-controlling interest		19	24	36	47
Total comprehensive (loss) income		$ 157	$ 850	$ 899	$ 2,569
Actuarial assumption of discount rates		5.00%	5.30%	5.00%	5.30%	5.00%	5.30%	4.30%	3.20%

[1]	The discount rate used to value our post-employment benefit obligations at June 30, 2023 and March 31, 2023 was 5.0% compared to 5.3% at December 31, 2022. The discount rate used to value our post-employment benefit obligations at June 30, 2022 was 5.3% compared to 4.3% at March 31, 2022 and 3.2% at December 31, 2021.